INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Statutory EIT rate on taxable income		21.00%	21.00%
Entitlement of income tax refund, description	the paying entity is entitled to claim 6/7 of the profit tax paid as refund
Cumulative temporary differences of investments in foreign subsidiaries	$ 0	$ 0
Unrecognized deferred tax liabilities	0	0
loss before income taxes	$ (25,384)	$ (79,421)	$ (39,893)
Shenzhen Kaisheng
INCOME TAXES
Statutory EIT rate on taxable income	25.00%	25.00%	25.00%
Earliest Tax Year
INCOME TAXES
Net operating losses expiration year	2024
Latest Tax Year
INCOME TAXES
Net operating losses expiration year	2028
Variable Interest Entity, Primary Beneficiary | High-tech Enterprise | Shangmeng Services
INCOME TAXES
Transitional income tax rate period	3 years
Cayman Islands
INCOME TAXES
loss before income taxes	$ (14,253)	$ (354)	$ (7,732)
USA
INCOME TAXES
Statutory EIT rate on taxable income	21.00%
loss before income taxes	$ (3,935)	(54,267)	(1,292)
British Virgin Islands
INCOME TAXES
loss before income taxes	$ 3,972	(1,754)
Curacao
INCOME TAXES
Statutory EIT rate on taxable income	2.00%
loss before income taxes	$ (27)	(31)	114
MALTA
INCOME TAXES
Statutory EIT rate on taxable income	35.00%
Effective income tax rate reconciliation, percent	5.00%
loss before income taxes	$ (1,092)	(421)	(1,152)
Hong Kong
INCOME TAXES
Net operating losses	80,245
loss before income taxes	$ (5,294)	(22,352)	(2,927)
Taxable Income Upto HKD 2000
INCOME TAXES
Statutory EIT rate on taxable income	8.25%
Taxable Income Over HKD 2000
INCOME TAXES
Statutory EIT rate on taxable income	16.50%
Mainland China
INCOME TAXES
Net operating losses	$ 26,181
loss before income taxes	$ (4,755)	$ (242)	$ (26,904)
Mainland China | Variable Interest Entity, Primary Beneficiary | Youlanguang Technology
INCOME TAXES
Statutory EIT rate on taxable income	25.00%